Long-term debt - Financing obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 11, 2026
Debt Instrument [Line Items]
Current portion of long-term debt	$ 160,557	$ 84,194
Financing obligations
Debt Instrument [Line Items]
Debt instrument related obligations		$ 114,930
Current portion of long-term debt	17,305
Financing obligations | Subsequent Event
Debt Instrument [Line Items]
Current portion of long-term debt			$ 17,305
Financing obligations | Financing Obligations Expiring Between August 2026 And September 2029
Debt Instrument [Line Items]
Debt instrument related obligations	$ 109,531
Financing obligations | Minimum | Financing Obligations Expiring Between August 2026 And September 2029
Debt Instrument [Line Items]
Interest rate	4.32%
Financing obligations | Minimum | Financing Obligations Expiring September 2029
Debt Instrument [Line Items]
Interest rate		5.56%
Financing obligations | Maximum | Financing Obligations Expiring Between August 2026 And September 2029
Debt Instrument [Line Items]
Interest rate	6.98%
Financing obligations | Maximum | Financing Obligations Expiring September 2029
Debt Instrument [Line Items]
Interest rate		7.92%